Interest income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Interest Income [Abstract]
Disclosure of Interest Income

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Bank deposits	49,051	59,901	25,547
Imputed interest from deposits	—	—	25
Financial assets at amortized cost	920	4,467	2,206

	49,971	64,368	27,778